[LOGO OMITTED]
                                                                         SCUDDER
                                                                     INVESTMENTS

Scudder VIT Equity 500 Index Fund
On April 30, 2002, the Fund's name changed from Deutsche VIT Equity 500 Index Fund to Scudder VIT Equity 500 Index Fund.

                              Class A and B Shares

                              ANNUAL REPORT
                              December 31, 2002

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

          LETTER TO SHAREHOLDERS ............................................  3
          PERFORMANCE COMPARISON ............................................  6

          SCUDDER VIT EQUITY 500 INDEX FUND
             Schedule of Investments ........................................  7
             Statement of Assets and Liabilities ............................ 13
             Statement of Operations ........................................ 14
             Statements of Changes in Net Assets ............................ 15
             Financial Highlights ........................................... 16
             Notes to Financial Statements .................................. 18
             Report of Independent Auditors ................................. 22
             Trustees and Officers of the Trust ............................. 23

                      -------------------------------------
               The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                      -------------------------------------

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                                        2

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

In the following interview, Scudder VIT Equity 500 Index Fund's portfolio management team discusses the Fund's market environment during the 12-month period ended December 31, 2002 and offers an outlook for the months ahead.

Q: HOW DID SCUDDER VIT EQUITY 500 INDEX FUND PERFORM IN 2002?

A: Scudder VIT Equity 500 Index Fund tracked its benchmark, the Standard & Poor's 500 Index,1 for the 12 months ended December 31, 2002. The fund produced a return of -22.31 percent (Class A shares) for the fiscal year, as compared to -22.10 percent for the benchmark. The fund modestly outperformed the Lipper S&P 500 Index Funds Average 2 annual return of -22.60 percent. The broad-based S&P 500 Index is a group of large-company stocks that is not available for direct investment.

Q: WHAT WERE THE PRIMARY FACTORS IMPACTING THE U.S. EQUITY MARKETS DURING THE PAST YEAR?

A: U.S. equities declined for the third consecutive year, something that has not occurred for the broad market in over sixty years. However, the S&P 500 Index saw divergent performance within the annual period.

During the first quarter of 2002, the S&P 500 Index rose 0.28 percent, as equities struggled to maintain the momentum of the fourth quarter of 2001. Equities declined soon after the beginning of the first quarter, with the decline continuing through mid-February. A rally then started, as the prospects for renewed economic growth rose. Equities responded favorably to statistics that showed the U.S. economy growing at a 1.7 percent rate during the fourth quarter of 2001 fueled by consumer and government spending. The equity rally lasted into March before faltering during the last two weeks of the first quarter of 2002. In the aftermath of the Enron collapse, a credit crunch impacted many companies associated with aggressive accounting practices, including some of the information technology and telecommunications leaders of the late 1990s.

During the second quarter of 2002, the S&P 500 Index was down 13.40 percent, as equities generally declined to levels not seen since lows reached last September after the terrorist attacks on the U.S. The second quarter of 2002 decline continued almost unabated with only a slight bounce in early May. Equity markets were severely impacted by the growing scandal over corporate accounting practices and continuing credit concerns. Ongoing threats of terrorism, geopolitical instability, threats of war with Iraq and questions about the reliability of corporate earnings reports also hung over the markets. With first quarter of 2002 U.S. Gross Domestic Product (GDP) growth revised up to 6.1 percent, expectations for a 'double-dip' recession abated, yet investors shrugged off the improving economic climate and concentrated on the almost daily doses of negative headlines.

 SECTOR ALLOCATION
 As of December 31, 2002
 (percentages are based on market value of total investments in the Fund) A Fund's sector allocation is subject to change.
--------------------------------------------------------------------------------
   Financial Services ......................... 19.86%
   Healthcare ................................. 14.44
   Information Technology ..................... 13.75
   Consumer Discretionary ..................... 12.69
   Industrials ................................ 11.29
   Consumer Staples ...........................  9.42
   Energy .....................................  5.80
   Telecommunication Services .................  4.04
   Materials ..................................  2.74
   Other ......................................  5.97
                                               ------
                                               100.00%
                                               ======

--------------------------------------------------------------------------------

1 'S&P 500(R)' is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the Fund's investment advisor. S&P 500(R) Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies.

2 Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated.

INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND, UNLIKE FUND RETURNS, DO NOT REFLECT FEES AND EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.

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                                        3

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

The S&P 500 Index was down 17.28 percent for the third quarter of 2002, as equities continued their broad-based decline. Equity markets had to endure the one-year anniversary of the September 11th attacks, the threat of war with Iraq, and lowered earnings forecasts from high-profile companies in multiple industries. After bottoming in early October, U.S. equities rebounded sharply in the fourth quarter of 2002, with the S&P 500 Index up 8.44 percent. Even with the powerful rally, the debate continued about whether a true bottom had been reached. Uncertainty about the strength of the economic recovery acted as an overhang along with growing expectations of imminent hostilities with Iraq. After three years of declines, general expectations at the end of the year were that most of the excesses of the 1990s had been erased, but that any sustained rally would require evidence of continued economic recovery, the elimination of uncertainty regarding the threat of war and a dramatic absence of additional corporate scandals.

 TEN LARGEST STOCK HOLDINGS
 As of December 31, 2002
 (percentages are based on total net assets of the Fund)
 A Fund's holdings are subject to change.
--------------------------------------------------------------------------------
   Microsoft Corp. ............................. 3.31%
   General Electric Co. ........................ 2.90
   Exxon Mobil Corp. ........................... 2.81
   Wal-Mart Stores, Inc. ....................... 2.67
   Pfizer, Inc. ................................ 2.26
   Citigroup, Inc. ............................. 2.16
   Johnson & Johnson Co. ....................... 1.91
   American International Group, Inc. .......... 1.81
   International Business Machines Corp. ....... 1.57
   Merck & Co., Inc. ........................... 1.52

For the annual period overall, large-cap stocks, as measured by the S&P 500 Index, underperformed mid-cap and small-cap stocks, as measured by the S&P MidCap 400 Index 1 and the Russell 2000 Index,2 respectively. Within the large-cap sector, value-oriented stocks outperformed growth-oriented stocks by approximately 2.74 percent, as measured by the S&P 500 Barra Value Index 1 versus the S&P 500 Barra Growth Index.2

INVESTMENT REVIEW

                                                  CUMULATIVE TOTAL RETURNS              AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                  1 Year    3 Years   5 Years        Since  1 Year    3 Years   5 Years        Since
   December 31, 2002                                           Inception 3                               Inception 3
-------------------------------------------------------------------------------------------------------------------
 Scudder VIT Equity 500 Index Fund 4
   Class A Shares                  (22.31)%  (38.08)%  (4.05)%     (2.23)%  (22.31)%  (14.77)%   (0.82)%     (0.43)%
   Class B Shares                     n/a       n/a      n/a      (17.56)%     n/a       n/a       n/a         n/a
-------------------------------------------------------------------------------------------------------------------
 S&P 500 Index 5                   (22.10)%  (37.61)%  (2.90)%     (0.11)%  (22.10)%  (14.55)%   (0.59)%     (0.02)%
-------------------------------------------------------------------------------------------------------------------
 Lipper S&P 500 Index
   Funds Average 6                 (22.60)%  (38.62)%  (5.27)%     (2.73)%  (22.60)%  (15.02)%   (1.08)%     (0.53)%
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 S&P MidCap 400 Index is an unmanaged index that tracks the stock movement of 400 mid-sized U.S. companies.

2 Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization.

3 The Fund's inception dates are: Class A Shares: October 1, 1997, Class
  B Shares: April 30, 2002. Benchmark returns are for comparative purposes relative to Class A Shares and are for the period beginning September 30, 1997.

4 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance figures for the classes differ because each class maintains a distinct expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. There is no guarantee that the Fund will be able to mirror the S&P 500 Index closely enough to track its performance.

5 The S&P 500 Index is an unmanaged index that measures the performance of 500 large U.S. companies.

6 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND, UNLIKE FUND RETURNS, DO NOT REFLECT FEES AND EXPENSES.A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.

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                                        4

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Q: WHICH SECTORS AND STOCKS WITHIN THE S&P 500 INDEX WERE THE BEST AND WORST PERFORMERS?

A: For the twelve months, all sectors of the S&P 500 Index produced negative returns. Information technology and telecommunications services led the decline. Consumer staples, materials, energy, financials, and health care each declined, but outperformed the S&P 500 Index as a whole. The financials services sector grew in weight within the S&P 500 Index through the annual period, accounting at December 31, 2002 for 20.5 percent of the Index's market capitalization. Interestingly, during the fourth quarter, sector performance was positive across the board, with telecommunications services and information technology providing the best performance.

The best annual returns among the S&P 500 Index stocks came from Providian Financial, Boston Scientific, and Newmont Mining. The worst performing individual stocks based on total return were Dynegy Inc., William Cos. Inc., and Mirant Corporation. Of course, past performance is no guarantee of future results.

Q: WHAT WERE THE MAJOR CHANGES TO THE S&P 500 INDEX DURING THE ANNUAL PERIOD?

A: In all, there were just 25 additions and deletions to the S&P 500 Index for the year, the fewest number of changes since 1996. To name just a few, Worldcom was deleted from the S&P 500 Index on May 14, 2002 having its stock price drop more than 91 percent from December 31, 2001 through its deletion date. Worldcom was replaced by Apollo Group, a firm providing higher education programs for working adults. The third quarter saw a major change to the S&P 500 Index, as non-domiciled companies were finally removed from the benchmark, effective the close of business July 19, 2002. The changes resulted in almost a two percent turnover concentrated in seven stocks. The deleted stocks included European and Canadian domiciled companies, such as Nortel, Unilever, and Royal Dutch Petroleum, that had been 'grandfathered' in this domestic index. This generated some controversy, as there are other companies headquartered in Bermuda, such as Tyco, which stayed in the Index. Also of note on the same July day was the addition of eBay, as it is classified as a technology company.

Q: WHAT IS YOUR OUTLOOK FOR U.S. EQUITIES INTO 2003?

A: As managers of an index fund, which seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the stock market.

That said, the U.S. economic recovery has been modest, restrained by the unwinding of the excesses of the late 1990s boom and, more recently, by heightened geopolitical uncertainty. Looking ahead, we expect the economic recovery to gradually gather momentum in 2003 until above-trend growth is achieved in the second half of the year. Critical to this improvement is our assumption that no major adverse geopolitical shocks occur. We are also expecting macroeconomic policy to remain aggressively stimulative, with the Federal Reserve Board keeping interest rates low well into the new year, and federal tax cuts and spending hikes offsetting cutbacks at the state and local levels. Businesses should respond to diminished geopolitical uncertainty and the fading of corporate scandals by picking up the rate of hiring and investing. Consumer spending is likely to be sustained by improving labor markets, solid income growth, low interest rates, and tax cuts. We expect deflation concerns to fade as the recovery solidifies and inflation to remain tame.

Equity markets, in our view, have returned to a range of plausible valuation, largely purging the excesses of the late 1990s. But equity markets are still not cheap, even if profits continue to recover as we expect. Indeed, at current valuations, equities are unlikely to come close on a sustained basis to providing the heady returns of the 1980s and 1990s.

SCUDDER VIT EQUITY 500 INDEX FUND
December 31, 2002

--------------------------------------------------------------------------------
1 S&P 500 Barra Value Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have low price-to-book ratios.

2 S&P 500 Barra Growth Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have high price-to-book ratios.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION.

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                                        5

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

Scudder VIT Equity 500 Index Fund--Class A Shares and S&P 500 Index Growth of a $10,000 Investment (since inception)2

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

         Scudder VIT Equity 500 Index Fund               S&P 500 Index
10/1/97                             10,000                      10,000
10/31/97                             9,600                       9,666
11/30/97                            10,020                      10,114
12/31/97                            10,190                      10,287
1/31/98                             10,300                      10,402
2/28/98                             11,030                      11,152
3/31/98                             11,580                      11,723
4/30/98                             11,770                      11,841
5/31/98                             11,560                      11,637
6/30/98                             12,030                      12,110
7/31/98                             11,870                      11,981
8/31/98                             10,180                      10,249
9/30/98                             10,820                      10,906
10/31/98                            11,690                      11,793
11/30/98                            12,390                      12,507
12/31/98                            13,116                      13,228
1/31/99                             13,641                      13,780
2/28/99                             13,219                      13,352
3/31/99                             13,744                      13,886
4/30/99                             14,259                      14,423
5/31/99                             13,919                      14,083
6/30/99                             14,682                      14,865
7/31/99                             14,218                      14,401
8/31/99                             14,146                      14,330
9/30/99                             13,765                      13,938
10/31/99                            14,620                      14,820
11/30/99                            14,908                      15,121
12/31/99                            15,789                      16,011
1/31/00                             14,999                      15,208
2/29/00                             14,718                      14,920
3/31/00                             16,153                      16,379
4/30/00                             15,665                      15,886
5/31/00                             15,342                      15,561
6/30/00                             15,717                      15,945
7/31/00                             15,467                      15,696
8/31/00                             16,424                      16,671
9/30/00                             15,550                      15,791
10/31/00                            15,488                      15,724
11/30/00                            14,260                      14,485
12/31/00                            14,331                      14,556
1/31/01                             14,831                      15,073
2/28/01                             13,478                      13,698
3/31/01                             12,624                      12,830
4/30/01                             13,603                      13,827
5/31/01                             13,686                      13,919
6/30/01                             13,353                      13,581
7/30/01                             13,218                      13,448
8/31/01                             12,385                      12,606
9/30/01                             11,375                      11,588
10/31/01                            11,594                      11,809
11/30/01                            12,479                      12,715
12/31/01                            12,585                      12,827
1/31/02                             12,396                      12,639
2/28/02                             12,155                      12,395
3/31/02                             12,606                      12,861
4/30/02                             11,840                      12,082
5/31/02                             11,756                      11,993
6/30/02                             10,905                      11,139
7/30/02                             10,064                      10,271
8/31/02                             10,127                      10,338
9/30/02                              9,024                       9,214
10/31/02                             9,812                      10,025
11/30/02                            10,390                      10,615
12/31/02                             9,777                       9,989


                                                                        AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                         1 Year     3 Years     5 Years        Since
   December 31, 2002                                                                     Inception 2
 Scudder VIT Equity 500 Index Fund--Class A Shares     (22.31)%        (14.77)%    (0.82)%    (0.43)%

                                                                             CUMULATIVE TOTAL RETURN
   Period Ended                                                                                Since
   December 31, 2002                                                                     Inception 4
 Scudder VIT Equity 500 Index Fund--Class B Shares                                           (17.56)%

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1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.

2 Class A Shares commenced operations on October 1, 1997. Benchmark return is for the period beginning September 30, 1997.

3 The S&P 500 Index is an unmanaged index that measures the performance of 500 large U.S. companies. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. A direct investment in an index is not possible.

4 Class B Shares commenced operations on April 30, 2002. Growth of $10,000 for B
  Shares from inception through December 31, 2002:$8,244.

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                                        6

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                           VALUE
-------------------------------------------------------------
              COMMON STOCKS--97.08%
     18,700   3M Co. .....................$  2,305,710
     74,300   Abbott Laboratories ........   2,972,000
     12,200   ACE Ltd.2 ..................     357,948
     34,100   ADC Telecommunications, Inc.1     71,269
     11,400   Adobe Systems, Inc. ........     282,731
      1,600   Adolph Coors Co.--Class B 2       98,000
     15,300   Advanced Micro Devices,
               Inc.1,2 ...................      98,838
     22,900   AES Corp.1,2 ...............      69,158
      6,900   Aetna, Inc.1 ...............     283,728
     24,800   AFLAC, Inc. ................     746,976
     22,418   Agilent Technologies, Inc.1      402,627
     10,800   Air Products &
               Chemicals, Inc. ...........     461,700
      2,600   Alberto-Culver Co.2 ........     131,040
     19,442   Albertsons, Inc.2 ..........     432,779
     40,476   Alcoa, Inc. ................     922,043
      5,700   Allegheny Energy, Inc.2 ....      43,092
      3,750   Allegheny Technologies, Inc.      23,362
      6,200   Allergan, Inc.2 ............     357,244
      8,900   Allied Waste Industries,
               Inc.1,2 ...................      89,000
     33,200   Allstate Corp. .............   1,228,068
     14,700   ALLTEL Corp. ...............     749,700
     17,200   Altera Corp.1,2 ............     212,076
      5,250   Ambac Financial Group, Inc.2     295,260
      4,500   Amerada Hess Corp.2 ........     247,725
      6,400   Ameran Corp.2 ..............     266,048
     15,840   American Electric Power Co.      432,907
     63,500   American Express Co. .......   2,244,725
      3,000   American Greetings Corp.--
               Class A 1,2 ...............      47,400
    124,389   American International
               Group, Inc. ...............   7,195,904
      8,900   American Power
               Conversion Corp.1 .........     134,835
      3,300   American Standard Cos., Inc.1    234,762
      4,884   AmerisourceBergen Corp. ....     265,250
     61,208   Amgen, Inc.1 ...............   2,958,795
      7,000   AMR Corp.1,2 ...............      46,200
     16,100   AmSouth Bancorp ............     309,120
     12,121   Anadarko Petroleum Co. .....     580,596
     17,200   Analog Devices, Inc.1 ......     410,564
      4,700   Andrew Corp.1,2 ............      48,316
     41,400   Anheuser-Busch Cos., Inc. ..   2,003,760
      6,364   Anthem, Inc.1 ..............     400,296
    212,748   AOL Time Warner, Inc.1 .....   2,786,999
     14,500   Aon Corp.2 .................     273,905
      6,930   Apache Corp. ...............     394,941
      8,500   Apollo Group, Inc.--
               Class A 1,2 ...............     374,000
     16,200   Apple Computer, Inc.1,2 ....     232,146
      9,500   Applera Corp.--Applied
               Biosystems Group2 .........     166,630
     78,700   Applied Materials, Inc.1 ...   1,025,461
     13,100   Applied Micro
               Circuits Corp.1 ...........      48,339
     30,975   Archer-Daniels-Midland Co. .     384,090
      3,200   Ashland, Inc. ..............      91,296

     SHARES   SECURITY                           VALUE
-------------------------------------------------------------
     36,804   AT&T Corp. .................$    960,952
    129,699   AT&T Wireless Services,
               Inc.1,2 ...................     732,799
      5,000   AutoDesk, Inc.2 ............      71,500
     28,500   Automatic Data
               Processing, Inc. ..........   1,118,625
      5,000   AutoZone, Inc.1 ............     353,250
     14,030   Avaya, Inc.1,2 .............      34,373
      5,400   Avery Dennison Corp. .......     329,832
     11,500   Avon Products, Inc. ........     619,505
     15,640   Baker Hughes, Inc.2 ........     503,452
      2,600   Ball Corp.2 ................     133,094
     56,200   Banc One Corp. .............   2,054,110
     71,271   Bank of America Corp. ......   4,958,323
     35,000   Bank of New York Co., Inc. .     838,600
      2,300   Bard (C. R.), Inc. .........     133,400
      2,400   Bausch & Lomb ..............      86,400
     29,000   Baxter International, Inc. .     812,000
     22,600   BB&T Corp.2 ................     835,974
      4,872   Bear Stearns Cos., Inc. ....     289,397
     12,300   Becton, Dickinson & Co. ....     377,487
     13,800   Bed Bath & Beyond, Inc.1 ...     476,514
     89,400   BellSouth Corp. ............   2,312,778
      2,400   Bemis Co., Inc.2 ...........     119,112
     15,450   Best Buy Co., Inc.1,2 ......     373,117
      5,200   Big Lots, Inc.1 ............      68,796
      7,200   Biogen, Inc.1 ..............     288,432
     12,925   Biomet, Inc.2 ..............     370,430
      7,800   BJ Services Co.1,2 .........     252,018
      3,600   Black & Decker Corp. .......     154,404
      8,800   Block (H&R), Inc. ..........     353,760
     10,700   BMC Software, Inc.1,2 ......     183,077
     39,300   Boeing Co. .................   1,296,507
      2,700   Boise Cascade Corp.2 .......      68,094
     19,100   Boston Scientific Corp.1 ...     812,132
     92,546   Bristol-Myers Squibb Co. ...   2,142,440
     13,256   Broadcom Corp.--
               Class A 1,2 ...............     199,635
      3,100   Brown-Forman Corp.2 ........     202,616
      4,000   Brunswick Corp.2 ...........      79,440
     18,200   Burlington Northern
               Santa Fe Corp. ............     473,382
      9,500   Burlington Resources, Inc.2      405,175
     15,789   Calpine Corp.1,2 ...........      51,472
     19,600   Campbell Soup Co.2 .........     460,012
     10,100   Capital One Financial Corp.2     300,172
     21,677   Cardinal Health, Inc. ......   1,283,062
     27,600   Carnival Corp.2 ............     688,620
     16,300   Caterpillar, Inc.2 .........     745,236
     50,093   Cendant Corp.1 .............     524,975
     13,500   CenterPoint Energy, Inc.2 ..     114,750
      2,800   Centex Corp.2 ..............     140,560
      6,850   CenturyTel, Inc.2 ..........     201,253
     11,444   Charter One Financial, Inc.      328,786
     51,033   ChevronTexaco Corp. ........   3,392,674
      9,200   Chiron Corp.1,2 ............     345,920

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                           VALUE
-------------------------------------------------------------
      8,400   Chubb Corp. ................$    438,480
     20,300   CIENA Corp.1,2 .............     104,342
      6,900   CIGNA Corp.2 ...............     283,728
      7,000   Cincinnati Financial Corp.2      262,850
      8,200   Cinergy Corp. ..............     276,504
      8,300   Cintas Corp.2 ..............     379,725
      9,400   Circuit City Stores, Inc. ..      69,748
    343,600   Cisco Systems, Inc.1 .......   4,501,160
    244,274   Citigroup, Inc. ............   8,596,002
     12,000   Citizens Communications
               Co.1,2 ....................     126,600
      8,200   Citrix Systems, Inc.1,2 ....     101,024
     29,334   Clear Channel
               Communications, Inc.1 .....   1,093,865
     11,000   Clorox Co. .................     453,750
      6,316   CMS Energy Corp.2 ..........      59,623
    117,800   Coca-Cola Co. ..............   5,161,996
     21,200   Coca-Cola Enterprises, Inc.      460,464
     25,900   Colgate-Palmolive Co.2 .....   1,357,937
    102,646   Comcast Corp.--Class A 1,2 .   2,419,366
      7,640   Comcast Corp.--Class A
               Special 1 .................     172,588
      8,600   Comerica, Inc. .............     371,864
     27,150   Computer Associates
               International, Inc.2 ......     366,525
      7,800   Computer Sciences Corp.1,2 .     268,710
     16,400   Compuware Corp.1 ...........      78,720
      8,698   Comverse Technology, Inc.1 .      87,154
     25,500   ConAgra, Inc. ..............     637,755
     23,474   Concord EFS, Inc.1 .........     369,481
     31,744   ConocoPhillips .............   1,536,092
     10,100   Consolidated Edison Co. of
               New York, Inc.2 ...........     432,482
      8,300   Constellation Energy Group .     230,906
      7,900   Convergys Corp.1 ...........     119,685
      4,200   Cooper Industries Ltd.--
               Class A ...................     153,090
      3,200   Cooper Tire & Rubber Co. ...      49,088
     40,149   Corning, Inc.1,2 ...........     132,893
     21,400   Costco Cos., Inc.1 .........     600,484
      5,800   Countrywide Financial Corp.2     299,570
      2,700   Crane Co. ..................      53,811
     10,600   CSX Corp. ..................     300,086
      1,900   Cummins, Inc.2 .............      53,447
     19,000   CVS Corp. ..................     474,430
      6,585   Dana Corp.2 ................      77,440
      7,200   Danaher Corp.2 .............     473,040
      7,750   Darden Restaurants, Inc.2 ..     158,487
     11,300   Deere & Co. ................     518,105
         57   Del Monte Foods Co.1 .......         439
    123,700   Dell Computer Corp.1 .......   3,307,738
     25,373   Delphi Corp. ...............     204,253
      5,600   Delta Air Lines, Inc.2 .....      67,760
      2,900   Deluxe Corp.2 ..............     122,090
      7,500   Devon Energy Corp.2 ........     344,250

     SHARES   SECURITY                           VALUE
-------------------------------------------------------------
      3,700   Dillard Department Stores, Inc.--
               Class A 2 .................$     58,682
     14,947   Dollar General Corp. .......     178,617
     14,416   Dominion Resources, Inc.2 ..     791,438
      5,100   Donnelley (R.R.) & Sons Co.      111,027
     10,000   Dover Corp.2 ...............     291,600
     43,716   Dow Chemical Co. ...........   1,298,365
      3,800   Dow Jones & Co., Inc.2 .....     164,274
      8,100   DTE Energy Co. .............     375,840
     47,645   Du Pont (E.I.) de
               Nemours & Co. .............   2,020,148
     41,800   Duke Energy Corp.2 .........     816,772
     12,035   Dynegy, Inc.--Class A 2 ....      14,201
      3,500   Eastman Chemical Co. .......     128,695
     13,900   Eastman Kodak Co.2 .........     487,056
      3,500   Eaton Corp. ................     273,385
     14,600   eBay, Inc.1,2 ..............     990,172
      6,400   Ecolab, Inc.2 ..............     316,800
     14,600   Edison Intl.1,2 ............     173,010
     27,386   El Paso Corp.2 .............     190,607
      6,500   Electronic Arts, Inc.1,2 ...     323,505
     23,200   Electronic Data Systems
               Corp.2 ....................     427,576
    103,200   EMC Corp.1 .................     633,648
     20,300   Emerson Electric Co. .......   1,032,255
      5,800   Engelhard Corp. ............     129,630
     11,000   Entergy Corp. ..............     501,490
      5,800   EOG Resources, Inc.2 .......     231,536
      6,500   Equifax, Inc. ..............     150,410
     20,600   Equity Office Properties
               Trust .....................     514,588
     13,800   Equity Residential .........     339,204
     15,225   Exelon Corp. ...............     803,423
    320,020   Exxon Mobil Corp. ..........  11,181,499
      8,626   Family Dollar Stores, Inc.2      269,217
     47,500   Fannie Mae .................   3,055,675
     14,060   Fed Ex Corp.1 ..............     762,333
      9,900   Federated Department
               Stores, Inc.1 .............     284,724
     27,392   Fifth Third Bancorp 2 ......   1,603,802
     36,300   First Data Corp. ...........   1,285,383
      6,300   First Tennessee
               National Corp.2 ...........     226,422
     14,684   FirstEnergy Corp. ..........     484,131
      9,401   Fiserv, Inc.1 ..............     319,164
     50,354   Fleet Financial Group, Inc.    1,223,602
      3,600   Fluor Corp.1,2 .............     100,800
     87,502   Ford Motor Co.2 ............     813,769
      8,600   Forest Labs, Inc.1 .........     844,692
      7,000   Fortune Brands, Inc.2 ......     325,570
      9,000   FPL Group, Inc. ............     541,170
     12,700   Franklin Resources, Inc. ...     432,816
     33,300   Freddie Mac ................   1,966,365
      6,700   Freeport-McMoRan Copper &
               Gold, Inc.--Class B 1,2 ...     112,426
     12,900   Gannet Co., Inc. ...........     926,220
     40,925   Gap, Inc.2 .................     635,156

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                           VALUE
-------------------------------------------------------------
     14,200   Gateway, Inc.1,2 ...........$     44,588
      9,500   General Dynamics Corp. .....     754,015
    473,800   General Electric Co. .......  11,537,030
     17,364   General Mills, Inc.2 .......     815,240
     26,930   General Motors Corp. .......     992,640
      8,500   Genuine Parts Co.2 .........     261,800
     10,400   Genzyme Corp.1,2 ...........     307,528
     10,477   Georgia-Pacific (Georgia
               Pacific Group) ............     169,308
     49,500   Gillette Co. ...............   1,502,820
      7,400   Golden West Financial Group      531,394
     23,100   Goldman Sachs Group, Inc.2 .   1,573,110
      6,000   Goodrich Corp.2 ............     109,920
      7,500   Goodyear Tire & Rubber Co.2       51,075
      4,200   Grainger (W.W.), Inc. ......     216,510
      2,300   Great Lakes Chemical Corp.2       54,924
     14,800   Guidant Corp.1 .............     456,580
     20,900   Halliburton Co.2 ...........     391,039
     14,300   Harley-Davidson, Inc.2 .....     660,660
      5,100   Harrah's Entertainment, Inc.1    201,960
     12,051   Hartford Financial Services
               Group, Inc.                     547,477
      7,759   Hasbro, Inc.2 ..............      89,616
     24,900   HCA, Inc.2 .................   1,033,350
     10,800   Health Management
               Associates, Inc.--
               Class A 1,2 ...............     193,320
     17,600   HEALTHSOUTH Corp.1 .........      73,920
     17,100   Heinz (H. J.) Co. ..........     562,077
      5,000   Hercules, Inc.1 ............      44,000
      6,700   Hershey Foods Corp. ........     451,848
    145,626   Hewlett-Packard Co. ........   2,528,067
     18,200   Hilton Hotels Corp.2 .......     231,322
    112,400   Home Depot, Inc. ...........   2,693,104
     39,375   Honeywell, Inc. ............     945,000
     22,519   Household International, Inc.    626,253
      7,600   Humana, Inc.1 ..............      76,000
     10,950   Huntington Bancshares, Inc.2     204,875
     14,800   Illinois Tool Works, Inc. ..     959,928
     12,900   IMS Health, Inc. ...........     206,400
      8,100   Ingersoll Rand Co.--Class A      348,786
    317,400   Intel Corp. ................   4,941,918
     80,708   International Business
               Machines Corp. ............   6,254,870
      4,900   International Flavors &
               Fragrances, Inc. ..........     171,990
      3,992   International Game
               Technology 1,2 ............     303,073
     23,308   International Paper Co. ....     815,081
     17,400   Interpublic Group of
               Cos., Inc. ................     244,992
     10,000   Intuit, Inc.1,2 ............     469,200
      4,200   ITT Industries, Inc. .......     254,898
      9,000   Jabil Circuit, Inc.1,2 .....     161,280
     10,100   Janus Capital Group, Inc.2 .     132,007
     66,155   JDS Uniphase Corp.1 ........     163,403
      6,500   Jefferson-Pilot Corp. ......     247,715
     13,829   John Hancock Financial
               Services, Inc. ............     385,829
    141,318   Johnson & Johnson Co. ......   7,590,190

     SHARES   SECURITY                           VALUE
-------------------------------------------------------------
      4,300   Johnson Controls, Inc. .....$    344,731
      6,397   Jones Apparel Group, Inc.1,2     226,710
     95,340   JP Morgan Chase & Co. ......   2,288,160
      2,300   KB HOME 2 ..................      98,555
     19,900   Kellogg Co. ................     681,973
      4,936   Kerr-McGee Corp. ...........     218,665
     19,000   KeyCorp ....................     477,660
      7,000   KeySpan Corp. ..............     246,680
     24,300   Kimberly-Clark Corp. .......   1,153,521
      5,600   Kinder Morgan, Inc. ........     236,712
     11,921   King Pharmaceuticals, Inc.1,2    204,922
      9,200   KLA-Tencor Corp.1,2 ........     325,404
      4,100   Knight-Ridder, Inc.2 .......     259,325
     16,200   Kohl's Corp.1 ..............     906,390
     37,300   Kroger Co.1 ................     576,285
      9,800   Leggett & Platt, Inc. ......     219,912
     11,522   Lehman Brothers
               Holdings, Inc. ............     614,007
      6,100   Lexmark International, Inc.1     369,050
     53,300   Lilly (Eli) & Co. ..........   3,384,550
     24,676   Limited Brands 2 ...........     343,737
      9,100   Lincoln National Corp. .....     287,378
     15,000   Linear Technology Corp.2 ...     385,800
      4,800   Liz Claiborne, Inc. ........     142,320
     21,900   Lockheed Martin Corp. ......   1,264,725
      9,000   Loews Corp. ................     400,140
      5,100   Louisiana-Pacific Corp.1 ...      41,106
     37,200   Lowe's Cos., Inc.2 .........   1,395,000
     16,600   LSI Logic Corp.1 ...........      95,782
    150,560   Lucent Technologies, Inc.1,2     189,706
      4,500   Manor Care, Inc.1 ..........      83,745
     15,400   Marathon Oil Corp. .........     327,866
     11,600   Marriott International, Inc.--
               Class A 2 .................     381,292
     25,700   Marsh & McLennan Cos., Inc.    1,187,597
     10,300   Marshall & Ilsley Corp.2 ...     282,014
     23,500   Masco Corp. ................     494,675
     20,800   Mattel, Inc. ...............     398,320
     15,200   Maxim Integrated Products,
               Inc.1,2 ...................     502,208
     13,850   May Department Stores Co. ..     318,273
      3,500   Maytag Corp.2 ..............      99,750
      7,200   MBIA, Inc. .................     315,792
     61,240   MBNA Corp. .................   1,164,785
      2,700   McDermott International,
               Inc.1 .....................      11,826
     61,300   McDonald's Corp. ...........     985,704
      9,200   McGraw-Hill Cos., Inc.2 ....     556,048
     13,725   McKesson Corp. .............     370,987
      9,965   MeadWestvaco Corp. .........     246,235
     12,200   MedImmune, Inc.1 ...........     331,474
     58,000   Medtronic, Inc. ............   2,644,800
     21,200   Mellon Bank Corp. ..........     553,532
    106,862   Merck & Co., Inc. ..........   6,049,458
      3,600   Mercury Interactive Corp.1,2     106,740
      2,200   Meredith Corp.2 ............      90,442

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                           VALUE
-------------------------------------------------------------
     41,400   Merrill Lynch & Co., Inc. ..$  1,571,130
     32,700   MetLife, Inc.2 .............     884,208
      4,800   MGIC Investment 2 ..........     198,240
     28,439   Micron Technology, Inc.1,2 .     276,996
    254,300   Microsoft Corp.1 ...........  13,147,310
      2,200   Millipore Corp.1,2 .........      74,800
     17,664   Mirant Corp.1 ..............      33,385
      8,800   Molex, Inc.2 ...............     202,752
     11,821   Monsanto Co. ...............     227,554
      7,600   Moody's Corp.2 .............     313,804
     52,400   Morgan Stanley .............   2,091,808
    109,981   Motorola, Inc. .............     951,336
      6,994   Nabors Industries Ltd.1,2 ..     246,678
     28,500   National City Corp. ........     778,620
      8,000   National Semiconductor
               Corp.1,2 ..................     120,080
      2,700   Navistar International
               Corp.1,2 ..................      65,637
      4,300   NCR Corp.1,2 ...............     102,082
     15,300   Network Appliance, Inc.1,2 .     153,000
      7,400   New York Times Co.--
               Class A 2 .................     338,402
     13,024   Newell Rubbermaid, Inc. ....     395,018
     19,100   Newmont Mining Corp. .......     554,473
     45,800   Nextel Communication, Inc.--
               Class A 1,2 ...............     528,990
      2,000   Nicor, Inc. ................      68,060
     12,600   Nike, Inc.--Class B ........     560,322
     11,908   NiSource, Inc.1,2 ..........     238,160
      6,000   Noble Corp.1,2 .............     210,900
      6,100   Nordstrom, Inc. ............     115,717
     18,500   Norfolk Southern Corp. .....     369,815
      7,600   North Fork Bancorporation,
               Inc. ......................     256,424
     10,900   Northern Trust Corp.2 ......     382,045
      8,821   Northrop Grumman Corp. .....     855,637
     13,800   Novell, Inc.1 ..............      46,092
      7,100   Novellus Systems, Inc.1 ....     199,368
      3,500   Nucor Corp. ................     144,550
      6,700   NVIDIA Corp.1,2 ............      77,117
     17,500   Occidental Petroleum Corp. .     497,875
     15,100   Office Depot, Inc.1 ........     222,876
      8,900   Omnicom Group, Inc. ........     574,940
    259,000   Oracle Corp.1 ..............   2,797,200
      5,750   PACCAR, Inc.2 ..............     265,248
      7,200   Pactiv Corp.1 ..............     157,392
      5,600   Pall Corp.2 ................      93,408
     11,100   Parametric Technology Corp.1      27,972
      5,900   Parker-Hannifin Corp. ......     272,167
     17,800   Paychex, Inc. ..............     496,620
     13,100   Penney (J.C.) Co., Inc. ....     301,431
      1,600   Peoples Energy Corp.2 ......      61,840
     15,100   PeopleSoft, Inc.1 ..........     276,330
     13,492   Pepsi Bottling Group, Inc. .     346,744
     82,160   PepsiCo, Inc. ..............   3,468,795
      6,000   PerkinElmer, Inc.2 .........      49,500

     SHARES   SECURITY                           VALUE
-------------------------------------------------------------
    294,100   Pfizer, Inc. ...............$  8,990,637
     19,300   PG&E Corp.1 ................     268,270
     61,188   Pharmacia Corp. ............   2,557,658
      4,020   Phelps Dodge Corp.1,2 ......     127,233
     98,400   Philip Morris Cos., Inc. ...   3,988,152
      3,900   Pinnacle West Capital Corp.      132,951
     11,400   Pitney Bowes, Inc. .........     372,324
      8,400   Plum Creek Timber Co.,
               Inc., REIT ................     198,240
      7,524   PMC-Sierra, Inc.1 ..........      41,833
     13,900   PNC Financial Services Group     582,410
      3,600   Power-One, Inc.1,2 .........      20,412
      7,760   PP&L Corp. .................     269,117
      8,300   PPG Industries, Inc. .......     416,245
      7,700   Praxair, Inc. ..............     444,829
     16,900   Principal Financial
               Group, Inc.2 ..............     509,197
     61,600   Procter & Gamble Co. .......   5,293,904
     11,308   Progress Energy, Inc. ......     490,202
     10,300   Progressive Corp.2 .........     511,189
     12,700   Providian Financial Corp.1,2      82,423
     28,000   Prudential Financial, Inc. .     888,720
     10,700   Public Service Enterprise
               Group, Inc.2 ..............     343,470
      2,700   Pulte Homes, Inc.2 .........     129,249
      4,200   Qlogic Corp.1,2 ............     144,942
     37,100   QUALCOMM, Inc.1 ............   1,350,069
      4,422   Quest Diagnostics, Inc.1 ...     251,612
      5,300   Quintiles Transnational
               Corp.1,2 ..................      64,130
     78,791   Qwest Communications
               Intl., Inc.1,2 ............     393,955
      4,100   R.J. Reynolds Tobacco
               Holdings, Inc.2 ...........     172,651
      7,800   RadioShack Corp.2 ..........     146,172
      8,500   Rational Software Corp.1 ...      88,315
     19,500   Raytheon Co. ...............     599,625
      2,700   Reebok Intl. Ltd.1,2 .......      79,380
     10,200   Regions Financial Corp.2 ...     340,272
      7,900   Robert Half International,
               Inc.1,2 ...................     127,269
      8,400   Rockwell Automation, Inc. ..     173,964
      8,000   Rockwell Collins, Inc.2 ....     186,080
     10,642   Rohm & Haas Co. ............     345,652
      4,200   Rowan Cos., Inc.1,2 ........      95,340
      2,800   Ryder System, Inc. .........      62,832
      6,490   Sabre Holdings Corp.1,2 ....     117,534
      6,900   SAFECO Corp. ...............     239,223
     21,700   Safeway, Inc.1 .............     506,912
     23,100   Sanmina--SCI Corp.1 ........     103,719
     37,900   Sara Lee Corp. .............     853,129
    158,265   SBC Communications, Inc. ...   4,290,564
     70,200   Schering-Plough Corp. ......   1,558,440
     27,200   Schlumberger Ltd. ..........   1,144,848
     64,100   Schwab (Charles) Corp.2 ....     695,485
      7,200   Scientific Atlanta, Inc.2 ..      85,392
      3,853   Sealed Air Corp.1,2 ........     143,717
     15,300   Sears, Roebuck & Co.2 ......     366,435
     10,310   Sempra Energy2 .............     243,832

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                           VALUE
-------------------------------------------------------------
      6,900   Sherwin-Williams Co. .......$    194,925
     20,884   Siebel Systems, Inc.1 ......     156,212
      3,300   Sigma-Aldrich Corp.2 .......     160,710
      8,200   Simon Property Group,
               Inc., REIT ................     279,374
      7,300   SLM Corp. ..................     758,178
      2,600   Snap-on, Inc. ..............      73,086
     36,200   Solectron Corp.1 ...........     128,510
     33,200   Southern Co. ...............     942,548
     15,400   SouthTrust Corp. ...........     382,690
     37,425   Southwest Airlines Co. .....     520,208
     42,000   Sprint Corp. ...............     608,160
     48,200   Sprint PCS 1,2 .............     211,116
      8,672   St. Jude Medical, Inc.1 ....     344,452
     10,612   St. Paul Cos., Inc. ........     361,339
      3,900   Stanley Works 2 ............     134,862
     22,650   Staples, Inc.1 .............     414,495
     18,400   Starbucks Corp.1,2 .........     374,992
      9,932   Starwood Hotels & Resorts
               Worldwide, Inc.2 ..........     235,786
     15,800   State Street Corp. .........     616,200
      9,301   Stryker Corp.2 .............     624,283
    155,900   Sun Microsystems, Inc.1 ....     484,849
     13,800   SunGard Data Systems, Inc.1      325,128
      3,500   Sunoco, Inc. ...............     116,130
     13,500   SunTrust Banks, Inc. .......     768,420
      6,100   SuperValu, Inc. ............     100,711
     10,450   Symbol Technologies, Inc.2 .      85,899
     14,350   Synovus Financial Corp.2 ...     278,390
     31,200   Sysco Corp. ................     929,448
      5,600   T. Rowe Price Group, Inc.2 .     152,768
     43,500   Target Corp. ...............   1,305,000
      8,700   TECO Energy, Inc.2 .........     134,589
      4,200   Tektronix, Inc.1 ...........      76,398
     18,900   Tellabs, Inc.1 .............     137,403
      2,400   Temple-Inland, Inc. ........     107,544
     23,550   Tenet Healthcare Corp.1 ....     386,220
      8,200   Teradyne, Inc.1,2 ..........     106,682
     82,891   Texas Instruments, Inc. ....   1,244,194
      6,800   Textron, Inc. ..............     292,332
      7,500   Thermo Electron Corp.1,2 ...     150,900
      2,600   Thomas & Betts Corp.1 ......      43,940
      6,500   Tiffany & Co. ..............     155,415
     25,500   TJX Cos., Inc. .............     497,760
      5,019   TMP Worldwide, Inc.1,2 .....      56,765
      5,500   Torchmark Corp. ............     200,915
      9,400   Toys 'R' Us, Inc.1,2 .......      94,000
     15,220   Transocean, Inc. ...........     353,104
     46,008   Travelers Property Casualty Corp.--
               Class B 1 .................     674,017
     14,125   Tribune Co. ................     642,123
      2,600   Tupperware Corp. ...........      39,208

     SHARES   SECURITY                           VALUE
-------------------------------------------------------------
     15,200   TXU Corp.2 ................. $   283,936
     95,306   Tyco International, Ltd. ...   1,627,826
     91,570   U.S. Bancorp ...............   1,943,115
     12,300   Union Pacific Corp. ........     736,401
      9,000   Union Planters Corp. .......     253,260
     14,200   Unisys Corp.1 ..............     140,580
     14,600   United Healthcare Corp. ....   1,219,100
     53,300   United Parcel Service, Inc.--
               Class B 2 .................   3,362,164
      4,600   United States Steel Corp. ..      60,352
     22,600   United Technologies Corp. ..   1,399,844
     11,200   Univision Communications, Inc.--
               Class A 1,2 ...............     274,400
     12,400   Unocal Corp. ...............     379,192
     10,949   UnumProvident Corp. ........     192,045
      7,700   UST, Inc. ..................     257,411
      5,000   V.F. Corp. .................     180,250
     19,336   VERITAS Software Corp.1,2 ..     302,028
    129,550   Verizon Communications, Inc.   5,020,063
     84,225   Viacom, Inc.--Class B 1 ....   3,433,011
      5,736   Visteon Corp.1 .............      39,923
      5,200   Vulcan Materials Co. .......     195,000
     65,648   Wachovia Corp. .............   2,392,213
    209,900   Wal-Mart Stores, Inc. ......  10,602,049
     47,900   Walgreen Co. ...............   1,398,201
     97,700   Walt Disney Co. ............   1,593,487
     46,483   Washington Mutual, Inc. ....   1,605,058
     28,797   Waste Management, Inc. .....     660,027
      5,900   Waters Corp.1 ..............     128,502
      5,400   Watson Pharmaceuticals,
               Inc.1 .....................     152,658
      6,900   Wellpoint Health Networks,
               Inc.1 .....................     491,004
     80,500   Wells Fargo & Co. ..........   3,773,035
      5,900   Wendy's International, Inc.      159,713
     10,700   Weyerhauser Co. ............     526,547
      3,100   Whirlpool Corp.2 ...........     161,882
     18,123   Williams Cos., Inc.2 .......      48,932
      6,300   Winn-Dixie Stores, Inc.2 ...      96,264
      3,900   Worthington Industries, Inc.      59,436
     10,500   Wrigley, (WM.) Jr., Co.2 ...     576,240
     63,300   Wyeth ......................   2,367,420
     19,615   Xcel Energy, Inc.2 .........     215,765
     35,400   Xerox Corp.1,2 .............     284,970
     16,300   Xilinx, Inc.1 ..............     335,780
      6,600   XL Capital, Ltd.--Class A ..     509,850
     28,900   Yahoo!, Inc.1,2 ............     472,515
     14,600   Yum! Brands, Inc.1 .........     353,612
      9,564   Zimmer Holdings, Inc.1 .....     397,097
      4,700   Zions Bancorporation .......     184,940
                                          ------------
TOTAL COMMON STOCKS
   (Cost $548,992,184) ................... 386,161,178
                                          ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

  PRINCIPAL
    AMOUNT/
     SHARES   SECURITY                           VALUE
-------------------------------------------------------------
              SHORT-TERM INSTRUMENTS--3.22%
              U.S. TREASURY BILLS 4--3.22%
 $2,471,000    1.22%, 01/02/03 ...........$  2,470,918
  1,245,000    1.51%, 01/16/03 3 .........   1,244,424
    883,000    1.21%, 01/23/03 ...........     882,387
  1,493,000    1.19%, 02/06/03 ...........   1,491,320
  2,788,000    1.18%, 03/20/03 2 .........   2,781,142
  3,963,000    1.17%, 03/27/03 2 .........   3,952,272
                                          ------------
                                            12,822,463
                                          ------------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $12,822,005) ....................  12,822,463
                                          ------------
TOTAL INVESTMENTS
   (Cost $561,814,189) .......100.30%     $398,983,641

SECURITIES LENDING COLLATERAL--16.50%
 65,611,867   Scudder Daily Assets
                Fund Institutional
                (Cost
                $65,611,867) . 16.50        65,611,867

LIABILITIES IN EXCESS OF
   OTHER ASSETS ..............(16.80)      (66,802,651)
                              ------      ------------
NET ASSETS ...................100.00%     $397,792,857
                              ======      ============

--------------------------------------------------------------------------------
1 Non-income producing security for the year ended December 31, 2002.
2 All or a portion of this security was on loan (see Note 10). The value of all securities loaned at December 31, 2002 amounted to $63,587,747.
3 Held as collateral for future contracts.
4 Rates shown represent effective yield at time of purchase.
REIT--Real Estate Investment Trust.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                     DECEMBER 31, 2002

ASSETS
   Investments at value (cost $561,814,189) ...........................  $ 398,983,641
   Collateral for securities on loan (cost $65,611,867) ...............     65,611,867
   Cash ...............................................................            914
   Receivable for capital shares sold .................................         90,611
   Receivable for securities sold .....................................         58,256
   Variation margin receivable for futures contracts ..................         22,050
   Dividends and interest receivable ..................................        621,864
   Other assets .......................................................          7,572
                                                                         -------------
Total assets ..........................................................    465,396,775
                                                                         -------------
LIABILITIES
   Payable for collateral under securities lending agreements .........     65,611,867
   Payable for capital shares redeemed ................................      1,789,337
   12B-1 fees payable .................................................            535
   Advisory fees payable ..............................................         87,370
   Administration fee payable .........................................         36,396
   Custody fee payable ................................................          9,508
   Accrued expenses and other .........................................         68,905
                                                                         -------------
Total liabilities .....................................................     67,603,918
                                                                         -------------
NET ASSETS ............................................................  $ 397,792,857
                                                                         =============
COMPOSITION OF NET ASSETS
   Paid-in capital ....................................................  $ 582,380,741
   Undistributed net investment income ................................      5,509,444
   Accumulated net realized loss on investment and futures transactions    (27,014,992)
   Net unrealized depreciation on investments and futures contracts ...   (163,082,336)
                                                                         -------------
NET ASSETS ............................................................  $ 397,792,857
                                                                         =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Class A 1 ..........................................................  $        9.20
                                                                         =============
   Class B 2 ..........................................................  $        9.20
                                                                         =============

--------------------------------------------------------------------------------

1 Net asset value, redemption price and offering price per share (based on net assets of $394,964,049 and 42,927,822 shares outstanding at December 31, 2002 and $0.001 par value, unlimited number of shares authorized).

2 Net asset value, redemption price and offering price per share (based on net assets of $2,828,808 and 307,514 shares outstanding at December 31, 2002 and $0.001 par value, unlimited number of shares authorized).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                            FOR THE YEAR ENDED
                                                                             DECEMBER 31, 2002
INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $19,264) .......................  $   6,583,397
   Interest ...................................................................        150,946
   Securities lending income ..................................................         52,116
                                                                                 -------------
TOTAL INVESTMENT INCOME .......................................................      6,786,459
                                                                                 -------------
EXPENSES
   Advisory fees ..............................................................        833,823
   Administration and services fees ...........................................        172,132
   Transfer agent fees ........................................................        114,200
   Custodian fees .............................................................         81,940
   Trustees fees ..............................................................         52,743
   Professional fees ..........................................................         38,690
   Printing and shareholder reports ...........................................         30,250
   Registration fees ..........................................................          4,891
   Amortization of organizational costs .......................................          3,111
   12B-1 fees (Class B Shares) ................................................          1,418
   Miscellaneous ..............................................................          5,187
                                                                                 -------------
Total expenses ................................................................      1,338,385
Less: fee waivers .............................................................        (87,630)
                                                                                 -------------
Net expenses ..................................................................      1,250,755
                                                                                 -------------
NET INVESTMENT INCOME .........................................................      5,535,704
                                                                                 -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain (loss) from:
   Investment transactions ....................................................    (21,451,474)
   Futures transactions .......................................................     (1,299,026)
   Net change in unrealized appreciation/depreciation of investments
     and futures contracts ....................................................    (89,940,295)
                                                                                 -------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS   (112,690,795)
                                                                                 -------------
   NET DECREASE IN NET ASSETS FROM OPERATIONS .................................  $(107,155,091)
                                                                                 =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                        2002            2001
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ....................................  $   5,535,704   $   4,560,753
   Net realized gain (loss) from investment
     and futures transactions ...............................    (22,750,500)      5,634,645
   Net change in unrealized appreciation/depreciation of
     investments and futures contracts ......................    (89,940,295)    (65,098,163)
                                                               -------------   -------------
Net decrease in net assets from operations ..................   (107,155,091)    (54,902,765)
                                                               -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income:
     Class A Shares .........................................     (4,520,803)     (3,894,463)
     Class B Shares .........................................        (27,503)             --
   Net realized gain on investment and futures transactions:
     Class A Shares .........................................             --        (405,913)
                                                               -------------   -------------
Total distributions .........................................     (4,548,306)     (4,300,376)
                                                               -------------   -------------
CAPITAL SHARE TRANSACTIONS
   Net increase resulting from Class A Shares ...............     40,777,614      97,184,358
   Net increase resulting from Class B Shares ...............      2,882,816              --
                                                               -------------   -------------
   Net increase in net assets from capital share transactions     43,660,430      97,184,358
                                                               -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .....................    (68,042,967)     37,981,217
NET ASSETS:
   Beginning of year ........................................    465,835,824     427,854,607
                                                               -------------   -------------
   End of year (including undistributed net investment
     income of $5,509,444 and $4,548,270, respectively) .....  $ 397,792,857   $ 465,835,824
                                                               =============   =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS A SHARES
                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                       2002         2001          2000           1999          1998
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ................  $11.98       $13.77        $15.18         $12.73        $10.19
                                                     ------       ------        ------         ------        ------
INCOME (LOSS) FROM
   INVESTMENT OPERATIONS
   Net investment income1 .........................    0.14         0.09          0.13           0.05          0.07
   Net realized and unrealized gain (loss) on
     investments and futures contracts ............   (2.81)       (1.77)        (1.53)          2.55          2.84
                                                     ------       ------        ------         ------        ------
Total from investment operations ..................   (2.67)       (1.68)        (1.40)          2.60          2.91
                                                     ------       ------        ------         ------        ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..........................   (0.11)       (0.10)           --          (0.10)        (0.05)
   Net realized gain on investment and
     futures transactions .........................      --        (0.01)        (0.01)         (0.05)        (0.32)
                                                     ------       ------        ------         ------        ------
Total distributions ...............................   (0.11)       (0.11)        (0.01)         (0.15)        (0.37)
                                                     ------       ------        ------         ------        ------
NET ASSET VALUE, END OF YEAR ......................  $ 9.20       $11.98        $13.77         $15.18        $12.73
                                                     ======       ======        ======         ======        ======
TOTAL INVESTMENT RETURN2 ..........................  (22.31)%     (12.18)%       (9.24)%        20.39%        28.71%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) ...............................$394,964     $465,836      $427,855       $288,531       $49,691
   Ratios to average net assets:
     Net investment income ........................    1.33%        1.06%         1.00%          1.16%         1.37%
     Expenses after waivers
        and/or reimbursements .....................    0.30%        0.30%         0.30%          0.30%         0.30%
     Expenses before waivers
        and/or reimbursements .....................    0.32%        0.31%         0.34%          0.43%         1.19%
   Portfolio turnover rate ........................      10%           2%3           3%             2%           36%

--------------------------------------------------------------------------------
1 Calculated based on average shares.

2 Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. If fees for the advisor and administrator were not waived the total return would have been lower.

3 Portfolio turnover excludes the impact of redemption in kind.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS B SHARES                                                  FOR THE PERIOD
                                                               APRIL 30, 2002 1
                                                                        THROUGH
                                                              DECEMBER 31, 2002

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................................  $11.27
                                                                        ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net investment income2 ............................................    0.09
   Net realized and unrealized gain (loss) on investments
     and futures contracts ...........................................   (2.07)
                                                                        ------
Total from investment operations .....................................   (1.98)
                                                                        ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .............................................   (0.09)
   Net realized gain on investment and futures transactions ..........      --
                                                                        ------
Total distributions ..................................................   (0.09)
                                                                        ------
NET ASSET VALUE, END OF PERIOD .......................................  $ 9.20
                                                                        ======
TOTAL INVESTMENT RETURN3 .............................................  (17.56)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) ..........................  $2,829
   Ratios to average net assets:
     Net investment income ...........................................    1.45%4
     Expenses after waivers and/or reimbursements ....................    0.55%4
     Expenses before waivers and/or reimbursements ...................    0.55%4
   Portfolio turnover rate ...........................................      10%

--------------------------------------------------------------------------------
1 Commencement of Operations.
2 Calculated based on average shares.
3 Total investment return is calculated assuming an initial investment made at the net asset asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the advisor and administrator were not waived the total return would have been lower.
4 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Deutsche Asset Management VIT Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Scudder VIT Equity 500 Index Fund (the 'Fund') is one of the funds the Trust offers to investors.

The Fund offers two classes of shares to investors: Class A Shares and Class B Shares. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of the Fund is to replicate, as closely as possible (before the deduction of expenses), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies.

B. VALUATION OF SECURITIES
Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (U.S. or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Distribution fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while the expenses that are attributable to the Trust are allocated among the funds based upon the relative net assets of each fund.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Fund agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

When the Fund enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Fund may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Fund records these payments as unrealized gains or losses. When entering into a closing transaction, the Fund realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

G. SECURITIES LENDING
The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund in the form of cash and/or government securities equal to 102% of the value of domestic securities and 105% of the value of international securities. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. Either the Fund or the borrower may terminate the loan. The Fund is subject to all risks associated with the investment of any cash collateral received, including, but not limited to, interest rate, market, credit and liquidity risk associated with such investments. At December 31, 2002, $65,611,867 was invested in the Scudder Daily Assets Fund Institutional.

H. ORGANIZATION COST
Costs incurred in connection with the Fund's organization were amortized on a straight-line basis over five years beginning on October 1, 1997.

I. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Deutsche Asset Management, Inc. ('Advisor'), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.20%.

The Advisor has voluntarily agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.30% of average daily net assets for Class A Shares and 0.55% of average daily net assets for Class B Shares until April 30, 2003.

Deutsche Bank Trust Company Americas ('Custodian'), an affiliate of the Advisor, is the Fund's custodian. The Fund pays the custodian an annual fee.

Certain officers and trustees of the Fund are also officers or directors of Deutsche Asset Management, Inc. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--OTHER FEES
PFPC Inc. ('Administrator') is the Fund's Administrator and Transfer Agent. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly.

The Fund pays the Distributor (PFPC Inc.) an annual fee pursuant to Rule 12b-1, which is calculated daily and paid monthly at the annual rate of 0.25% of the Class B Shares average daily net assets.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 4--CAPITAL SHARE TRANSACTIONS Transactions in capital shares were as follows:

                                                    Class A Shares
             -----------------------------------------------------
                      For the Year Ended        For the Year Ended
                       December 31, 2002         December 31, 2001
             -----------   -------------  ----------  ------------
                  Shares          Amount      Shares        Amount
             -----------   -------------  ----------  ------------
Sold          18,691,941   $ 194,255,362  17,070,045  $212,890,717
Reinvested       494,077       4,520,803     359,864     4,300,376
Redeemed
  in-kind             --              --  (2,230,409)  (29,151,451)
Redeemed     (15,132,890)   (157,998,551) (7,399,463)  (90,855,284)
             -----------   -------------  ----------  ------------
Net increase   4,053,128   $  40,777,614   7,800,037  $ 97,184,358
             ===========   =============  ==========  ============

                          Class B Shares
             ---------------------------
                          For the Period
                        April 30, 2002 1
                                 through
                       December 31, 2002
             -----------   -------------
                  Shares          Amount
             -----------   -------------
Sold             487,283     $ 4,530,849
Reinvested         3,005          27,503
Redeemed        (182,774)     (1,675,536)
                --------     -----------
Net increase     307,514     $ 2,882,816
                ========     ===========

--------------------------------------------------------------------------------
1 Commencement of operations.

NOTE 5--PURCHASE AND SALE OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments other than U.S. Government and short-term obligations, for the year ended December 31, 2002, were $85,260,143 and $41,894,699, respectively.

NOTE 6--FEDERAL INCOME TAX
At December 31, 2002, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from adjustments related to dividends and other non-taxable distributions received by the Fund. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

 Undistributed        Undistributed
Net Investment         Net Realized             Paid-in
        Income            Gain/Loss             Capital
--------------        -------------             -------
     $(26,224)              $27,090              $(866)

For federal income tax purposes, the tax basis of investments held at December 31, 2002 was $568,474,094. The net unrealized depreciation for all securities based on tax cost was $169,490,453. The aggregate gross unrealized appreciation for all investments at December 31, 2002 was $13,209,099 and the aggregate gross unrealized depreciation for all investments was $182,699,552. The difference between book basis and tax-basis unrealized appreciation/depreciation is primarily attributable to the tax deferral of losses on wash sales.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Distributions during the years ended December 31, 2002 and 2001 were characterized as follows for tax purposes:

Distributions paid from:           2002            2001
-----------------------            ----            ----
Ordinary income              $4,548,306      $3,896,603
Net long term capital gains          --         403,773

At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income            $   5,509,444
Accumulated capital loss                 $ (20,606,875)
Unrealized appreciation/(depreciation)   $(169,490,453)

At December 31, 2002, the Fund had capital loss carryovers available as a reduction against future net realized capital gains of $20,085,030, of which $1,765,761 expires in 2009 and $18,319,269 expires in 2010.

For the year ended December 31, 2002, the Fund deferred to January 1, 2003 post-October capital losses of $521,845.

NOTE 7--LINE OF CREDIT
The Fund participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 25, 2003. A commitment fee is apportioned among the participants based on their relative net assets. The Fund did not borrow during the period.

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 8--FUTURES CONTRACTS
The Fund had the following open contracts at December 31, 2002:

Type of                                              Market      Unrealized
Future      Expiration   Contracts   Position         Value    Depreciation
 --------------------------------------------------------------------------
S&P 500          March
  Index Future    2003          58       Long   $12,744,050       $(251,788)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The 'market value' presented above represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation/(depreciation) is reflected in the Fund's net assets.Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At December 31, 2002 the Fund pledged securities with a value of $1,244,424 to cover margin requirements on open futures contracts.

NOTE 9--REDEMPTION IN-KIND
The Fund satisfied a redemption request on April 30, 2001 with a transfer of securities and cash totaling $29,151,451. The Fund accounted for the transaction as a sale of securities, which resulted in a gain to the Fund of $9,487,259 for the year ended December 31, 2001.

NOTE 10--SUBSEQUENT EVENTS
On September 27, 2002, Deutsche Bank AG agreed to the sale of its global passive equity, enhanced equity and passive fixed income businesses to Northern Trust Investments, Inc. ('NTI'), a subsidiary of Northern Trust Company. Under this agreement, it is proposed that Deutsche Asset Management, Inc. ('DeAM, Inc.') would continue as investment advisor of the Fund and that NTI would become a sub-advisor to the Fund, subject to Board and shareholder approval and satisfaction of certain other conditions, within three to six months from the date of closing of the transaction. From the date of the closing of the transaction (on January 31, 2003) until the shareholders of the Fund approve the sub-advisory agreement with NTI, the investment advisory personnel who provide services to the Fund will be employees of NTI but will be seconded (leased) from NTI to DeAM, Inc. and will continue to manage the Fund pursuant to the current advisory agreement. After the shareholders approve the new sub-advisory agreement, the employees will no longer be leased to DeAM, Inc., but are expected to continue to provide services to the Fund under the sub-advisory agreement as employees of NTI.

On November 5, 2002, Deutsche Bank AG ('DBAG') agreed to sell its Global Securities Services business to State Street Bank, Inc. ('State Street'). This sale included U.S. custody, securities lending, and other processing services located in Europe, Asia, and the Americas and closed on January 31, 2003 (the 'Closing Date'). The actual transition and migration of assets, technology, and infrastructure will take more than a year to complete. Deutsche Bank Trust Company Americas ('DBT Co.') currently is the custodian to the Fund. DBT Co.'s custody business is one of the businesses affected by the transaction with State Street. Since many of DBT Co.'s employees will become State Street employees on the Closing Date, the Fund's Board approved on December 16, 2002 an interim outsourcing arrangement that allows State Street to provide custodial services to the Fund, subject to DBT Co. oversight. Furthermore, the Fund currently uses DBT Co. and DBAG, NY ('Deutsche') as its securities lending agent. Therefore, in connection with the transaction, the Board on January 13, 2003 approved an interim outsourcing arrangement that allows a State Street subsidiary to perform certain aspects of securities lending services for the Fund, subject to oversight from Deutsche. On or about February 24, 2003, the Board will consider whether to appoint State Street as the Fund's permanent custodian. At a later date, Deutsche Asset Management will make recommendations to the Fund's Board regarding its securities lending program, but Deutsche will remain as securities lending agent until such time as the Board approves a new securities lending agent for the Fund.


--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees
Deutsche Asset Management VIT Funds--
Scudder VIT Equity 500 Index Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Scudder VIT Equity 500 Index Fund (the 'Fund') as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder VIT Equity 500 Index Fund at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 7, 2003

--------------------------------------------------------------------------------

Scudder VIT Equity 500 Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

The overall business and affairs of the Fund are supervised by its Board of Trustees. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, administrator, distributor, custodian and transfer agent. The Board of Trustees and the executive officers are responsible for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Fund's advisor, DeAM, Inc., or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified. Each Officer is annually elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

On July 30, 2002, the shareholders of the Trust approved the election of new Trustees. The following information is provided for each newly elected Trustee of the Fund. The first section of the table lists information for each Trustee who is not an 'interested person' of the Fund (as defined in the 1940 Act) (an 'Independent Trustee'). Information for each Non-Independent Trustee (an 'Interested Trustee') follows. The Interested Trustee is considered to be an interested person as defined by the 1940 Act because of his employment with either the Fund's advisors and/or underwriter or their affiliates. The mailing address for the Trustees and Officers with respect to Fund operations is One South Street, Baltimore, Maryland, 21202.

NAME, DATE OF BIRTH,                                                                          NUMBER OF
POSITION WITH THE                                                                             FUNDS IN THE
TRUST AND LENGTH OF                  BUSINESS EXPERIENCE AND DIRECTORSHIPS                    FUND COMPLEX
TIME SERVED 1,2                      DURING THE PAST 5 YEARS                                  OVERSEEN
-----------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------
Richard R. Burt                      Chairman, IEP Advisors, Inc. (July 1998 to               67
2/3/47                               present); Chairman of the Board, Weirton Steel
Trustee since 2002                   Corporation 3 (April 1996 to present); Member
                                     of the Board, Hollinger International, Inc.3
                                     (publishing) (1995 to present), HCL
                                     Technologies Limited (information technology)
                                     (April 1999 to present), UBS Mutual Funds
                                     (formerly known as Brinson and Mitchell
                                     Hutchins families of funds) (registered
                                     investment companies) (1995 to present); and
                                     Member, Textron Inc.3 International Advisory
                                     Council (July 1996 to present). Formerly,
                                     Partner, McKinsey & Company (consulting)
                                     (1991-1994) and U.S. Chief Negotiator in
                                     Strategic Arms Reduction Talks (START) with
                                     former Soviet Union and U.S. Ambassador to the
                                     Federal Republic of Germany (1985-1991); Member
                                     of the Board, Homestake Mining 3 (mining and
                                     exploration) (1998-February 2001), Archer
                                     Daniels Midland Company 3 (agribusiness
                                     operations) (October 1996-June 2001) and Anchor
                                     Gaming (gaming software and equipment) (March
                                     1999-December 2001).
-----------------------------------------------------------------------------------------------------------
S. Leland Dill                       Trustee, Phoenix Zweig Series Trust (since               65
3/28/30                              September 1989), Phoenix Euclid Market Neutral
Trustee since 2002                   Funds (since May 1998) (registered investment
                                     companies); Retired (since 1986). Formerly,
                                     Partner, KPMG Peat Marwick (June 1956-June
                                     1986); Director, Vintners International Company
                                     Inc. (June 1989-May 1992), Coutts (USA)
                                     International (January 1992-March 2000), Coutts
                                     Trust Holdings Ltd., Coutts Group (March
                                     1991-March 1999); General Partner, Pemco
                                     (investment company) (June 1979-June 1986).
-----------------------------------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

NAME, DATE OF BIRTH,                                                                          NUMBER OF
POSITION WITH THE                                                                             FUNDS IN THE
TRUST AND LENGTH OF                  BUSINESS EXPERIENCE AND DIRECTORSHIPS                    FUND COMPLEX
TIME SERVED 1,2                      DURING THE PAST 5 YEARS                                  OVERSEEN
-----------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------
Martin J. Gruber                     Nomura Professor of Finance, Leonard N. Stern            66
7/15/37                              School of Business, New York University (since
Trustee since 2002                   1964); Trustee, CREF (since 2000); Director,
                                     S.G. Cowen Mutual Funds (1985-2001), Japan
                                     Equity Fund, Inc. (since 1992), Thai Capital
                                     Fund, Inc. (since 2000) and Singapore Fund,
                                     Inc. (since 2000) (registered investment
                                     companies).
-----------------------------------------------------------------------------------------------------------
Joseph R. Hardiman                   Private Equity Investor (1997 to present);               65
05/27/37                             Director, Soundview Technology Group Inc.
Trustee since 2002                   (investment banking) (July 1998 to present),
                                     Corvis Corporation 3 (optical networking
                                     equipment) (July 2000 to present), Brown
                                     Investment Advisory & Trust Company (investment
                                     advisor) (February 2001 to present), The Nevis
                                     Fund (registered investment company) (July 1999
                                     to present), and ISI Family of Funds
                                     (registered investment companies) (March 1998
                                     to present). Formerly, Director, Circon Corp.3
                                     (medical instruments) (November 1998-January
                                     1999); President and Chief Executive Officer,
                                     The National Association of Securities Dealers,
                                     Inc. and The NASDAQ Stock Market, Inc.
                                     (1987-1997); Chief Operating Officer of Alex.
                                     Brown & Sons Incorporated (now Deutsche Bank
                                     Securities Inc.) (1985-1987); General Partner,
                                     Alex. Brown & Sons Incorporated (now Deutsche
                                     Bank Securities Inc.) (1976-1985).
-----------------------------------------------------------------------------------------------------------
Richard J. Herring                   Jacob Safra Professor of International Banking           65
2/18/46                              and Professor, Finance Department, The Wharton
Trustee since 2002                   School, University of Pennsylvania (since
                                     1972); Director, Lauder Institute of
                                     International Management Studies (since 2000);
                                     Co-Director, Wharton Financial Institutions
                                     Center (since 2000) and Vice Dean and Director,
                                     Wharton Undergraduate Division (1995-2000).
-----------------------------------------------------------------------------------------------------------
Graham E. Jones                      Senior Vice President, BGK Realty, Inc.                  65
01/31/33                             (commercial real estate) (since 1995); Trustee,
Trustee since 2002                   8 open-end mutual funds managed by Weiss, Peck
                                     & Greer (since 1985) and Trustee of 22 open-end
                                     mutual funds managed by Sun Capital Advisers,
                                     Inc. (since 1998).
-----------------------------------------------------------------------------------------------------------
Rebecca W. Rimel                     President and Chief Executive Officer, The Pew           65
4/10/51                              Charitable Trusts (charitable foundation) (1994
Trustee since 2002                   to present). Formerly, Executive Director, The
                                     Pew Charitable Trusts (1988-1994); Director,
                                     ISI Family of Funds (registered investment
                                     companies) (1997-1999) and Director and
                                     Executive Vice President, The Glenmede Trust
                                     Company (investment trust and wealth management
                                     (1994-2002).
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

NAME, DATE OF BIRTH,                                                                          NUMBER OF
POSITION WITH THE                                                                             FUNDS IN THE
TRUST AND LENGTH OF                  BUSINESS EXPERIENCE AND DIRECTORSHIPS                    FUND COMPLEX
TIME SERVED 1,2                      DURING THE PAST 5 YEARS                                  OVERSEEN
-----------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.                 Principal, Philip Saunders Associates (Economic          65
10/11/35                             and Financial Consulting) (since 1988).
Trustee since 2002                   Formerly, Director, Financial Industry
                                     Consulting, Wolf & Company (consulting)
                                     (1987-1988); President, John Hancock Home
                                     Mortgage Corporation (1984-1986); Senior Vice
                                     President of Treasury and Financial Services,
                                     John Hancock Mutual Life Insurance Company,
                                     Inc. (1982-1986).
-----------------------------------------------------------------------------------------------------------
William N. Searcy                    Pension & Savings Trust Officer, Sprint                  65
09/03/46                             Corporation 3 (telecommunications) (since
Trustee since 2002                   1989); Trustee of 22 open-end mutual funds
                                     managed by Sun Capital Advisers, Inc. (since
                                     1998).
-----------------------------------------------------------------------------------------------------------
Robert H. Wadsworth                  President, Robert H. Wadsworth Associates, Inc.          68
1/29/40                              (consulting firm) (1982 to present); Formerly,
Trustee since 2002                   President and Trustee, Trust for Investment
                                     Managers (registered investment company)
                                     (1999-2002). President, Investment Company
                                     Administration, L.L.C. (1992*-July 2001);
                                     President, Treasurer and Director, First Fund
                                     Distributors, Inc. (1990-January 2002); Vice
                                     President, Professionally Managed Portfolios
                                     (1999-2002) and Advisors Series Trust
                                     (1997-2002) (registered investment companies);
                                     and President, Guinness Flight Investment
                                     Funds, Inc. (registered investment company).
                                     * Inception date of the corporation which was the
                                     predecessor to the L.L.C.
-----------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------
Richard T. Hale 4                    Managing Director, Deutsche Bank Securities              199
7/17/45                              Inc. (formerly Deutsche Banc Alex. Brown Inc.)
Trustee since 2002 and               and Deutsche Asset Management (1999 to
Chairman since 2002                  present); Director and President, Investment
                                     Company Capital Corp. (registered investment
                                     advisor) (1996 to present); Director, Deutsche
                                     Global Funds, Ltd. (2000 to present), CABEI
                                     Fund (2000 to present), North American Income
                                     Fund (2000 to present) (registered investment
                                     companies); President, DB Hedge Strategies Fund
                                     LLC (June 2002 to present), Montgomery Street
                                     Securities, Inc. (2002 to present) (registered
                                     investment companies); Vice President, Deutsche
                                     Asset Management, Inc. (2000 to present);
                                     formerly, Director, ISI Family of Funds
                                     (registered investment company; 4 funds
                                     overseen) (1992-1999).
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

NAME, DATE OF BIRTH,
POSITION WITH THE
TRUST AND LENGTH OF              BUSINESS EXPERIENCE AND DIRECTORSHIPS
TIME SERVED 1,2                  DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------
William F. Glavin, Jr.5          Managing Director of Deutsche Asset Management,
8/30/58                          Inc., Vice President and Director of Scudder
President since 2002             Distributors, Inc., Trustee, Crossroads for
                                 Kids, Inc. (serves at risk children).
--------------------------------------------------------------------------------
Kenneth Murphy 5                 Vice President, Deutsche Asset Management
10/13/63                         (2000-present). Formerly, Director, John
Vice President and Anti-Money    Hancock Signature Services (1992-2001); Senior
Laundering Compliance            Manager, Prudential Mutual Fund Services
Officer since 2002               (1987-1992).
--------------------------------------------------------------------------------
Charles A. Rizzo 5               Director, Deutsche Asset Management (April 2000
8/5/57                           to present); Formerly, Vice President and
Treasurer since 2002             Department Head, BT Alex. Brown Incorporated
                                 (Deutsche Bank Securities Inc.) (1998-1999);
                                 Senior Manager, Coopers & Lybrand L.L.P. (now
                                 PricewaterhouseCoopers L.L.P.) (1993-1998).
--------------------------------------------------------------------------------
Daniel O. Hirsch                 Managing Director, Deutsche Asset Management
3/27/54                          (2002-present) and Director, Deutsche Global
Secretary since 1999             Funds Ltd. (2002-present). Formerly, Director,
                                 Deutsche Asset Management (1999-2002),
                                 Principal, BT Alex. Brown Incorporated (now
                                 Deutsche Bank Securities Inc.) (1998-1999);
                                 Assistant General Counsel, United States
                                 Securities and Exchange Commission (1993-1998).
--------------------------------------------------------------------------------

TAX INFORMATION (Unaudited)
DECEMBER 31, 2002

DIVIDENDS RECEIVED DEDUCTION: Of the ordinary income (including short-term capital gain) distributions made by the Scudder VIT Equity 500 Index Fund during the fiscal year ended December 31, 2002, 100% qualify for the dividend received deduction available to corporate shareholders.

--------------------------------------------------------------------------------

1 Unless otherwise indicated, the mailing address of each Director and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.

2 Length of time served represents the date each Trustee or Officer first began serving in that position with Deutsche Asset Management VIT Funds Trust of which these Funds are a series.

3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

4 Mr. Hale is a Trustee who is an 'interested person' within the meaning of
  Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of the Advisor and a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank and its affiliates.

5 Address: Two International Place, Boston, Massachusetts.

The Fund's Statement of Additional Information includes additional information about the Fund Trustees. To receive your free copy of the Statement of Additional Information, call the customer service center at the telephone number shown in the accompanying Contract prospectus.

--------------------------------------------------------------------------------

ABOUT THE FUND'S ADVISOR

Deutsche Asset Management, Inc., an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the United States for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.


Distributed by:
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

[LOGO OMITTED]
SCUDDER
INVESTMENTS

A Member of
DEUTSCHE ASSET MANAGEMENT [LOGO OMITTED]

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

VIT6AR (12/31/02)

[LOGO OMITTED]   Printed on recycled paper